Organization and Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Business Description
Number of specialty hospitals operated by the entity	122	119	118
Number of outpatient clinics operated by the entity	979	954	944
Number of states in which the entity had facilities	39	39	41
Accounts Receivable and Allowance for Doubtful Accounts
Deductibles, co-payments and self-insured amounts as a percentage of net accounts receivable balance before doubtful accounts	0.20%	0.20%
Minimum period from date of discharge that outstanding governmental accounts are reserved as uncollectible	365 days
Minimum period from date of discharge that outstanding non-governmental accounts are reserved as uncollectible	180 days